Consolidated Balance Sheet - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Non-current assets
Property, plant and equipment	€ 11,373.1	€ 10,923.7	€ 10,847.0
Right of use assets	148.1	148.5	166.5
Intangible assets	146.4	146.4	146.4
Derivative financial instruments	92.4	15.4	3.3
Other assets	240.5	261.7	183.2
Deferred tax	2.3	1.6	2.1
Total non-current assets	12,002.8	11,497.3	11,348.5
Current assets
Inventories	4.8	4.6	6.2
Other assets	1,985.0	1,850.7	1,275.4
Trade receivables	44.2	73.5	76.4
Derivative financial instruments	2,133.9	94.4	349.5
Restricted cash	31.2	23.1	6.4
Financial assets: cash > 3 months	812.4	100.1	237.8
Cash and cash equivalents	2,733.4	3,863.3	3,875.4
Total current assets	7,744.9	6,009.7	5,827.1
Total assets	19,747.7	17,507.0	17,175.6
Current liabilities
Provisions	60.3	53.5	46.0
Trade payables	609.8	702.0	792.2
Accrued expenses and other liabilities	6,442.0	6,179.4	5,227.6
Current lease liability	39.8	37.7	39.4
Current maturities of debt	1,198.8	848.4	50.0
Current tax	79.8	107.1	66.6
Derivative financial instruments	142.3	224.7	178.8
Total current liabilities	8,572.8	8,152.8	6,400.6
Non-current liabilities
Provisions	141.3	141.1	138.1
Derivative financial instruments	7.8	2.5	3.3
Deferred tax	671.5	377.1	362.0
Non-current lease liability	105.1	111.4	125.2
Non-current maturities of debt	147.8	1,685.2	2,532.2
Total non-current liabilities	1,073.5	2,317.3	3,160.8
Shareholders' equity
Issued share capital	6.3	6.4	6.9
Share premium account	1,434.8	1,421.6	1,404.3
Other undenominated capital	4.1	4.0	3.5
Retained earnings	6,777.5	5,588.6	5,899.8
Other reserves	1,878.7	16.3	299.7
Shareholders' equity	10,101.4	7,036.9	7,614.2
Total liabilities and shareholders' equity	€ 19,747.7	€ 17,507.0	€ 17,175.6